Annual Total Returns (Bar Chart) - Core Disciplined Diversification Trust (Core Disciplined Diversification Trust, Series II, Core Disciplined Diversification Trust)	12 Months Ended
May 01, 2011
Core Disciplined Diversification Trust | Series II, Core Disciplined Diversification Trust
Bar Chart Table:
2010	12.20%